Property, plant and equipment - Summary of Off Balance Sheet Commitments Relating to Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Firm orders of property, plant and equipment	€ 926	€ 422	€ 638
Property, plant and equipment pledged as security for liabilities	€ 1	€ 21	€ 16